Schedule of Prepaid Expenses and Deposits (Details) - CAD ($)		Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses And Deposits
Interconnection deposits	[1]	$ 4,291	$ 469,725
Construction in progress deposits	[2]	2,543,120	1,623,209
Security deposits		12,352	12,352
Prepaid insurance		128,285	74,373
Prepaid marketing expenses	[3]	341,825	782,101
Other prepaids and deposits		96,956	92,918
Prepaid expenses and deposits		$ 3,126,829	$ 3,054,678

[1]	Interconnection deposits are made to the utility companies for the connection cost of each project that completes a CESIR report (Coordinated Electric System Interconnection Review) with that utility. The utility companies complete their analysis and provide an estimated cost to connect the project to the grid when ready. To hold the place in the utility line and reserve grid capacity for said project, the estimated connection cost must be paid ahead of time which is what comprises the interconnection deposits amount. The Interconnection deposit would become a part of the cost of sales once the projects reach commercial operation.
[2]	Deposits related prepayments made on the purchase of raw materials required for construction of EPC projects located in New York, USA.
[3]	The Company hired investor relations and marketing consultant companies to increase the Company’s visibility in the market and to explore over-seas markets. The balance is related to the payment made to these marketing consultant companies.